Revenue - Contract Balances (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Trade receivable from contract with customers (Note 13)	$ 44,026	$ 34,190
Contract assets	418	906
Contract liabilities (Note 2(g))	$ 1,473	$ 2,011